Long-Term Debt (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 28, 2018
Disclosure of detailed information about borrowings [line items]
Interest expense on other financial liabilities	$ 35
Arrangement Agreement [Member] | Termination Fee Payable [Member]
Disclosure of detailed information about borrowings [line items]
Estimated financial effect of contingent liabilities	$ 800
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.62%		4.05%
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	0.00%		2.81%
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.80%
Fixed rate senior notes 3.30% due December 10, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.30%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.40%
Fixed rate senior notes 2.90% due December 9, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	2.90%
Fixed rate senior notes 6.75% due November 9, 2039 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.75%
Fixed rate senior notes 4.25% due December 9, 2049 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.25%
Unsecured credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,500
Maturity	December 2024
Revolving term facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 50
Committed letters of credit [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit	$ 4		$ 3
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from loan excess funds		$ 10
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Ownership interest	33.33%
Number of years interest paid	5 years
Proceeds from loan excess funds				$ 30
Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.683%			4.14%